UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund

of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund L.P.	9/1/2011	$10,849,117	$9,317,318	2.03%

Total Commodity Trading Advisors - Managed Futures		10,849,117	9,317,318	2.03

Equity Long/Short - High Hedge
GEM Realty Securities, L.P.	6/1/2011	10,076,133	10,616,257	2.31
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,424,848	2,679,209	0.58
Millennium USA, L.P.	8/1/2008	8,252,160	13,512,250	2.93
Tyrian Global Opportunities Fund, LP	9/1/2013	10,000,000	10,016,000	2.18

Total Equity Long/Short - High Hedge		29,753,141	36,823,716	8.00

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	12,000,000	13,099,312	2.85
Destrier Capital Partners, LP	7/1/2013	10,000,000	10,038,446	2.18
Doonbeg Fund, LP	4/1/2012	9,738,882	12,015,778	2.61
East Side Capital, L.P.	8/1/2012	10,000,000	13,226,628	2.87
ESG Domestic Opportunity Fund LP	11/1/2012	11,000,000	12,040,205	2.62
Newbrook Capital Partners LP	1/1/2013	12,000,000	12,796,218	2.78
Pelham Long/Short Fund LP	11/1/2009	16,342,893	18,594,984	4.04
Quentec Partners, LP	10/1/2012	9,500,000	11,892,124	2.58
Scopus Partners II, L.P.	4/1/2012	12,000,000	13,700,648	2.98
Turiya Fund LP	8/1/2012	10,382,383	13,426,865	2.92

Total Equity Long/Short - Opportunistic		112,964,158	130,831,208	28.43

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Credit
GCA Credit Opportunities Fund, LLC	3/1/2012	$10,147,909	$11,508,487	2.50%

Total Event Driven Credit		10,147,909	11,508,487	2.50

Event Driven Equity
Ionic Event Driven Fund LLC	6/1/2013	11,000,000	11,076,689	2.41

Total Event Driven Equity		11,000,000	11,076,689	2.41

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	10,500,000	10,496,575	2.28
Avantium Liquid EM Macro Fund LP	12/1/2011	11,000,000	11,185,409	2.43
Brevan Howard L.P.	8/1/2004	5,240,175	13,676,157	2.97
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	6,238,662	10,287,803	2.24
Discovery Global Opportunity Partners, L.P.	9/1/2009	7,477,861	13,189,527	2.87
Graham Global Investment Fund Ltd.	4/1/2011	10,668,978	11,502,402	2.50
Meru US HFF, LP	12/1/2009	8,401,088	10,875,741	2.36
Trient Global Macro Partners, L.P.	4/1/2013	9,988,973	10,401,514	2.26
Tudor BVI Global Fund L.P. (The)	7/1/2010	9,291,382	11,742,105	2.55

Total Macro		78,807,119	103,357,233	22.46

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	2/1/2011	$7,419,515	$10,561,369	2.30%
SPM Core Fund, L.P.	4/1/2011	8,231,447	10,675,441	2.32
Tilden Park Investment Fund LP	4/1/2012	14,000,000	21,167,744	4.60

Total Mortgage Arbitrage		29,650,962	42,404,554	9.22

Multi-Strategy
Citadel Wellington LLC	7/1/2002	9,200,834	13,724,408	2.98
HBK Fund II L.P.	11/1/2009	7,278,998	10,271,339	2.23
KLS Diversified Fund LP	7/1/2010	9,586,487	11,111,146	2.41
Magnetar Capital Fund II LP	1/1/2010	9,527,917	11,353,998	2.47
QVT Associates II LP	7/1/2009	259,030	450,831	0.10
QVT Onshore LP	3/1/2012	6,205,973	7,342,930	1.60
QVT SLV Onshore Ltd.	3/1/2012	728,439	1,348,948	0.29

Total Multi-Strategy		42,787,678	55,603,600	12.08

Relative Value Credit
Andante Fund, L.P.	1/1/2013	11,000,000	11,534,312	2.51

Total Relative Value Credit		11,000,000	11,534,312	2.51

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	$13,211,381	$17,089,878	3.71%

Total Statistical Arbitrage		13,211,381	17,089,878	3.71

Total Investments in Investment Funds		350,171,465	429,546,995	93.35

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.07%		306,526	306,526	0.07

Total Short-Term Investments		306,526	306,526	0.07

Total Investments in Investment Funds and Short-Term Investments		$350,477,991	429,853,521	93.42

Other Assets, less Liabilities			30,301,767	6.58

Total Partners’ Capital			$460,155,288	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	28.43%
Macro	22.46
Multi-Strategy	12.08
Mortgage Arbitrage	9.22
Equity Long/Short - High Hedge	8.00
Statistical Arbitrage	3.71
Relative Value Credit	2.51
Event Driven Credit	2.50
Event Driven Equity	2.41
Commodity Trading Advisors - Managed Futures	2.03
Short-Term Investments	0.07

Total Investments in Investment Funds and Short-Term Investments	93.42%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments) or fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2013 to September 30, 2013, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2013 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors
-Managed Futures	$—	$9,317,318	$—	$9,317,318
Equity Long/Short - High Hedge	—	23,311,466	13,512,250	36,823,716
Equity Long/Short - Opportunistic	—	107,365,897	23,465,311	130,831,208
Event Driven Credit	—	11,508,487	—	11,508,487
Event Driven Equity	—	11,076,689	—	11,076,689
Macro	—	92,860,658	10,496,575	103,357,233
Mortgage Arbitrage	—	21,236,810	21,167,744	42,404,554
Multi-Strategy	—	24,835,554	30,768,046	55,603,600
Relative Value Credit	—	11,534,312	—	11,534,312
Statistical Arbitrage	—	17,089,878	—	17,089,878

Total Investment Funds	$—	$330,137,069	$99,409,926	$429,546,995

Short-Term Investments	$—	$306,526	$—	$306,526

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2013 to September 30, 2013:

	Balance as of December 31, 2012	Transfers into Level 3	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2013
Investment Funds
Equity Long/Short - High Hedge	$27,135,666	$—	$—	$—	$(16,393,953)	$3,424,768	$(654,231)	$13,512,250
Equity Long/Short - Opportunistic	21,872,024	—	(9,813,935)	10,000,000	(2,000,000)	382,383	3,024,839	23,465,311
Macro	4,638,476	—	—	6,000,000	—	—	(141,901)	10,496,575
Mortgage Arbitrage	18,032,458	—	—	—	—	—	3,135,286	21,167,744
Multi-Strategy	37,196,869	—	—	4,000,000	(12,447,930)	4,740,564	(2,721,457)	30,768,046
Relative Value Credit	1,632,357	—	—	—	(1,699,063)	(99,208)	165,914	—

Total Investment Funds	$110,507,850	$—	$(9,813,935)	$20,000,000	$(32,540,946)	$8,448,507	$2,808,450	$99,409,926

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2013
Investment Funds
Equity Long/Short - High Hedge	$(654,231)
Equity Long/Short - Opportunistic	3,024,839
Macro	(141,901)
Mortgage Arbitrage	3,135,286
Multi-Strategy	(2,721,457)

Total Investment Funds	$2,642,536

*	Transfers out of Level 3 of $9,813,935 are due to changes in the Partnership’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

As of September 30, 2013, all of the Level 3 investments were fair valued based on non-quantitative unobservable valuation inputs.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John Gernon
Name:	John Gernon
Title:	Principal Executive Officer
Date:	November 26, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Gernon
Name:	John Gernon
Title:	Principal Executive Officer
Date:	November 26, 2013

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 26, 2013